Document and Entity Information	Mar. 17, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001521036
Document Type	8-K/A
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	LANTHEUS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36569
Entity Tax Identification Number	35-2318913
Entity Address, Address Line One	201 Burlington Road
Entity Address, Address Line Two	South Building
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(978)
Local Phone Number	671-8001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) amends and restates in its entirety the Current Report on Form 8-K (the “Initial 8-K”) filed by Lantheus Holdings, Inc. (the “Company”) on March 17, 2023 solely to add a new sentence to the end of paragraph one under Item 5.02 below. All other information in the Initial 8-K remains unchanged.